Goodwill	12 Months Ended
Mar. 31, 2016
Goodwill
Goodwill

5. Goodwill

        Goodwill as of March 31, 2016, 2015 and 2014 comprises the following:

Luxoft
Balances at March 31, 2014	$11,351

Acquisition of Populus	192
Acquisition of Radius	13,367
Acquisition of Excelian	4,710

Total Goodwill acquired	18,269

Balances at March 31, 2015	$29,620

Acquisition of Symtavision	665

Balances at March 31, 2016	$30,285

        No impairment of goodwill had occurred during the years ended March 31, 2016, 2015 and 2014.